Expense Example - Auxier Focus Fund	Nov. 01, 2026 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	1,324
A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	695
Expense Example, with Redemption, 3 Years	1,373
Expense Example, with Redemption, 5 Years	2,072
Expense Example, with Redemption, 10 Years	3,920
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	$ 1,303